RELATED PARTY TRANSACTIONS - Accounts receivable - related parties (Details) - Related Party - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Accounts receivable, net	$ 232,620	$ 623,611
Percent of accounts receivables collected	98.70%
Accounts receivable collected	$ 229,661
Anhui New Yalian Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Accounts receivable, net	132,399	167,774
Hebei Leading Future Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Accounts receivable, net	48,604
Shanghai Tuwen Office Equipment Co., Ltd
RELATED PARTY TRANSACTIONS
Accounts receivable, net	30,780	158,358
Qinghai Jiayuan Mingyue Trade Co., Ltd
RELATED PARTY TRANSACTIONS
Accounts receivable, net		53,027
Xuancheng Jinshida Modern Office Equipment Co., Ltd.
RELATED PARTY TRANSACTIONS
Accounts receivable, net	7,619	84,962
Hebei Shilong Digital Technology Co., Ltd.
RELATED PARTY TRANSACTIONS
Accounts receivable, net		133,460
Others
RELATED PARTY TRANSACTIONS
Accounts receivable, net	$ 13,218	$ 26,030